Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Property and Equipment and Accumulated Depreciation [Abstract]
Schedule of property and equipment and accumulated depreciation
	Machinery and equipment	Leasehold improvements and furniture	Computer programs	Total
	USD in thousands
Cost:
Balance as of January 01, 2022	735	135	537	1,407
Additions	-	42	32	74
Consolidation of Gix Internet (note 4F)	-	425	542	967
Currency translation	-	(10)	(15)	(25)
Balance as of December 31, 2022	735	592	1,096	2,423
Accumulated Depreciation:
Balance as of January 01, 2022	692	126	512	1,330
Consolidation of Gix Internet (note 4F)	-	205	401	606
Additions	10	48	41	99
Currency translation	(13)	(7)	-	(20)
Balance as of December 31, 2022	689	372	954	2,015
Property and Equipment, net, as of December 31, 2022	46	220	142	408

	Machinery and equipment	Leasehold improvements and furniture	Computer programs	Total
	USD in thousands
Cost:
Balance as of January 01, 2021	947	172	605	1,724
Additions	99	1	39	139
Removal upon deconsolidation	(311)	(38)	(107)	(456)
Balance as of December 31, 2021	735	135	537	1,407
Accumulated Depreciation:
Balance as of January 01, 2021	703	149	527	1,379
Additions	19	3	16	38
Removal upon deconsolidation	(30)	(26)	(31)	(87)
Balance as of December 31, 2021	692	126	512	1,330
Property and Equipment, net, as of December 31, 2021	43	9	25	77